Trade Payables and Accruals (Tables)	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Trade Payables and Accruals
The Company’s trade payables and accruals were as follows, as at:

	January 31, 2020	January 31, 2019
Trade payables	$754.8	$687.4
Wages and related employee accruals	138.8	145.3
Other accruals	192.2	170.8
Total trade payables and accruals	$1,085.8	$1,003.5